Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities
8. Right-of-use assets and lease liabilities
	Office
Right-of-use assets	building	Total
At cost
As of January 1, 2023	642,564	642,564
Lease modification	(274,249)	(274,249)
Exchange differences	45,260	45,260
As of December 31, 2023	413,575	413,575
Lease modification	396,793	396,793
Exchange differences	(42,091)	(42,091)
As of December 31, 2024	768,277	768,277
Accumulated depreciation
As of January 1, 2023	(160,641)	(160,641)
Charge for the year	(132,781)	(132,781)
Exchange differences	(24,955)	(24,955)
As of December 31, 2023	(318,377)	(318,377)
Charge for the year	(127,053)	(127,053)
Exchange differences	27,058	27,058
As of December 31, 2024	(418,372)	(418,372)
As of December 31, 2023	95,198	95,198
As of December 31, 2024	349,905	349,905

Schedule of Low Value and Short-Term Lease Expenses
	December 31,	December 31,
Low value and short-term lease expenses	2024	2023

Expense related to short-term leases	40,931	7,346
Expense related to leases of low value assets	-	-
Total	40,931	7,346

Schedule of Lease Liabilities
	December 31,	December 31,
Lease liabilities	2024	2023
As of January 1	118,430	498,849
Additions	-	-
Interest expense	11,465	21,474
Repayment of lease liability	(149,227)	(149,924)
Lease modification	396,793	(274,249)
Exchange differences	(16,408)	22,280
As of December 31	361,053	118,430

thereof non-current	238,691	-
thereof current	122,362	118,430

Schedule of Maturities of Lease Liabilities
	December 31,	December 31,
Maturities of lease liabilities	2024	2023

Year 1	135,057	120,059
Year 2	139,838	-
Year 3	107,568	-
Year 4	-	-
Year 5	-	-
Undiscounted lease payments	382,463	120,059
Less: unearned interest	(21,410)	(1,629)
Total	361,053	118,430